Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of fair value hierarchy

Description	Level	June 30, 2021	December 31, 2020
Liabilities:
Warrant liabilities (Note 10)	3	$515,025	$—
Earnout Cash liability (Note 4)	3	$25,874,896	$—

Schedule of significant unobservable inputs

The significant unobservable inputs used in the Black-Scholes model to measure the warrant liability that are categorized within Level 3 of the fair value hierarchy are as follows:

	June 30, 2021	At Effective Time
Stock price on valuation date	$11.62	$24.25
Exercise price per share	$11.50	$11.50
Expected life	4.90	5.0
Volatility	35.7%	39.0%
Risk-free rate	0.9%	0.8%
Dividend yield	—%	—%
Fair value of warrants	$3.78	$14.56

Common stock warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of reconciliation of liabilities

A reconciliation of warrant liabilities is included below:

Fair Value
Balance as of December 31, 2020	$—
Additions pursuant to Merger	1,983,674
Gain upon re-measurement	(1,468,649)
Balance as of June 30, 2021	$515,025

Earnout Cash liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of reconciliation of liabilities

A reconciliation of the Earnout Cash liability is included below:

Fair Value
Balance as of December 31, 2020	$—
Additions pursuant to Merger	25,520,195
Loss upon re-measurement	354,701
Balance as of June 30, 2021	$25,874,896